SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
On October 22, 2020, the Company’s shareholders, in an extraordinary general meeting, approved the 2020 Stock Incentive Plan (“the Plan”). Under the Plan, employees, officers, directors, consultants and advisors, on the grant date are eligible to purchase share warrants or receive share options, which can be in the form of incentive stock options and non-statutory stock options. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. The number of options granted, and the exercise price of the options is fixed by the Board of Directors of the Company.
According to the Plan, awards may be made for up to 2,176,128 shares as of December 31, 2022, increasing by 2% of the outstanding common shares at the beginning of each year, of the Company’s shares of common stock. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any common stock not being issued, the unused common stock covered by such award shall again be available for the grant of awards under the Plan.
In July 2021, in connection with the Company’s initial public offering (the “IPO”), the Company granted options for 4,056,770 shares subject to performance vesting to its CEO and COO (the “Founder Awards”). Each Founders’ Award is divided into twelve tranches, each subject to different market capitalization thresholds.
Holders are required to hold the shares for a period of three years (“holding period”) after the exercise date. As of December 31, 2022, the performance conditions were not met for any of the tranches.
The number of awards outstanding under the Plan and the Founders’ Awards as at December 31, 2022, 2021, and 2020 is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2022	4,911,770	7.49
Granted	875,544	9.89
Forfeited	(19,330)	9.89
Repurchased	(200,000)	3.52
Exercised	(5,000)	3.52
Awards outstanding as at December 31, 2022	5,562,984	8.03
Awards exercisable as at December 31, 2022	376,563	6.73

Awards outstanding as at January 1, 2021	745,000	3.52
Granted	4,186,770	8.18
Forfeited	(20,000)	3.52
Awards outstanding as at December 31, 2021	4,911,770	7.49
Awards exercisable as at December 31, 2021	127,188	3.52

Awards outstanding as at January 1, 2020	—	—
Granted	745,000	3.52
Awards outstanding as at December 31, 2020	745,000	3.52
Awards exercisable as at December 31, 2020	—	—
Determination of Fair Value of Options and Warrants
During year ended December 31, 2022, the Company granted options to employees for 700,000 shares subject to continuous employment during the vesting period. The options were valued using Black-Scholes model with the main input data being volatility between 45% and 50%, risk free rates of 3.78% and 1.47%, and expected weighted average time to vest is 4.6 years. The exercise price and share price were between $7.53 and $11.68 per share.

During year ended December 31, 2022, the Company granted options to the board of directors of the Company for 175,544 shares subject to continuous employment during the vesting period. The options were valued using Black-Scholes model with the main input data being volatility of 50%, risk free rates between 1.62% and 2.74%, and expected weighted average time to vest is between 3.8 years and 4.3 years. The exercise price and share price were between $7.87 and $9.27 per share.

In July 2021, the Company granted options for 4,056,770 shares subject to performance vesting under the Founders' Award. Each option is divided in twelve tranches subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years ("holding period") after the exercise date. The share options tranches were valued individually using Monte Carlo simulations with the main input data being volatility of 55%, risk free rate of 1.24%, holding restriction discount of 20% and expected weighted average time to vest is 6.62 years. The exercise price for each tranche is $8.00 per share. The weighted average fair value was determined at $1.92 per share as at measurement date. As of December 31, 2022 the performance conditions were not achieved for any of the tranches.
In September 2021, the Company granted options to an employee for 10,000 shares subject to continuous employment during the vesting period. The option was valued using Black-Scholes model with the main input data being volatility of 55%, risk free rate of 0.94%, and expected weighted average time to vest is 6.1 years. The exercise price and share price are $12.91 per share.
In November 2021, the Company granted options to certain employees for 120,000 shares subject to continuous employment during the vesting period. The options were valued using Black-Scholes model with the main input data being volatility of 55%, risk free rates of 1.19% and 1.23%, and expected weighted average time to vest is 4.6 years. The exercise price and share price were between $14.61 and $14.71 per share.

As of December 31, 2020, one of the warrants provides for contingent net settlement in cash as a forward instrument, with the net settlement price based on a formula, in the event of termination of the holder’s employment within a stated period. This warrant was considered to be cash-settled and was liability-classified. The fair value of this warrant was determined at each statement of financial position date, with fair value recognized over the expected service period and changes recognized in profit and loss, using the Black-Scholes option pricing model. The fair value per share for this warrant as of December 31, 2020 of EUR 0.67 was determined using the Black-Scholes model with the main inputs being volatility of 55%, an expected life of 3.89 years and an annual risk-free interest rate of 0.17%. The exercise price for this warrant is EUR 3.01 per share. The remaining inputs are consistent with the below option table for 2020.

In June 2021, the liability-classified warrant issued in November 2020 was modified to additionally allow net-share settlement in the event of the holder’s employment termination. The Company has the right to choose between settlement on a net-share or net-cash basis. Accordingly, effective in June 2021, the warrant qualified for recognition as an equity instrument. The carrying value of the warrant liability of $869 was reclassified as equity at the modification date (December 31, 2020: the carrying value of the warrant amounted to $151 and was recognized as a liability). During the year ended December 31, 2022, the Group repurchased all 200,000 warrants at fair value for cash consideration of $800; the remaining costs in relation to the warrant of $212 was recognized directly in the retained earnings reserve.

As of the modification date, the fair value per share for these warrants of EUR 3.66 ($4.43) was determined using the Black-Scholes model with the main data inputs being volatility of 60%, an expected life of 3.4 years and an annual risk-free interest rate of 0.51%. The exercise price for these warrants is EUR 3.01 ($3.65) per share and the share price was EUR 7.13 ($8.64) per share.
Weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of other options and warrants granted during the year ended December 31 are as follows:

	Year Ended December 31,
	2022	2021	2020
Exercise price, USD	9.89	8.18	3.52
Share price, USD	9.89	8.18	4.22
Risk fee interest rate	2.21%	1.20%	0.41%
Expected volatility	49%	55%	55%
Expected option term, years	4.48	6.56	5.16
Dividend yield	0%	0%	0%
Expected volatility is based on historical volatility of comparable companies. As of December 31, 2022 and 2021, the weighted average remaining contractual life for options and warrants issued as share based payments was 8.01 and 8.98 years, respectively. The range of exercise prices for options and warrants issued as share based payments was $7.53 to $11.68 per share, $8.00 to $14.71 per share and $3.52 to EUR3.01 per share as of December 31, 2022, December 31, 2021, and December 31, 2020 respectively.

Restricted shares

During the twelve months ended December 31, 2022, the board of directors approved and the Group issued 32,942 restricted share awards to non-executive directors. The shares were valued using the Finnerty model with the main input data being underlying issued prices between $7.87 and $9.27 per share, and restricted period between one and three years.
The Group recorded share-based payment expense related to the restricted share awards of $82 for the year ended December 31, 2022. At December 31, 2022, there was $124 of total unrecognized compensation cost related to restricted share awards.
Share-based Payment Expense

	Year Ended December 31,
	2022	2021	2020
Equity classified share options, warrants expense	3,132	1,286	232
Restricted shares expense	82	—
Liability classified warrants' expense	—	709	139
Share-based payment expense	3,214	1,995	371
Share-based Payment Reserve
Share-based payment reserve is included within the share option and warrants reserve (see Note 13).